Income Taxes - Disclosure of Non-capital Loss Carry Forwards in Canada and United States (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry forwards	$ 68,970
Canada [Member] | Within One Year [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry forwards	0
Canada [Member] | One to Five Years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry forwards	5,598
Canada [Member] | More than Five Years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry forwards	63,372
Canada [Member] | No expiration [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry forwards	0
US Federal [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry forwards	159,787
US Federal [Member] | Within One Year [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry forwards	937
US Federal [Member] | One to Five Years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry forwards	7,748
US Federal [Member] | More than Five Years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry forwards	124,741
US Federal [Member] | No expiration [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry forwards	26,361
US State [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry forwards	154,759
US State [Member] | Within One Year [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry forwards	3,657
US State [Member] | One to Five Years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry forwards	48,399
US State [Member] | More than Five Years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry forwards	102,703
US State [Member] | No expiration [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry forwards